SHARE CAPITAL (Schedule of stock options outstanding and exercisable) (Details) - $ / shares	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 0.75	$ 0.84	$ 1.22	$ 1.78
Outstanding	4,810,000	5,615,000	6,965,000	3,255,000
Exercisable	4,409,998		4,261,667
June 25, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price			$ 2.8
Outstanding			1,350,000
Exercisable			1,350,000
February 5, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price			$ 1.11
Outstanding			460,000
Exercisable			460,000
October 9, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price			$ 1.38
Outstanding			500,000
Exercisable			500,000
January 24, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price			$ 0.8
Outstanding			100,000
Exercisable			100,000
August 17, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 0.7		$ 0.7
Outstanding	3,560,000		3,905,000
Exercisable	3,560,000		1,301,667
January 28, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1.5		$ 1.5
Outstanding	150,000		150,000
Exercisable	150,000		50,000
October 9, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 1		$ 1
Outstanding	500,000		500,000
Exercisable	500,000		500,000
February 10, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price	$ 0.7
Outstanding	600,000
Exercisable	199,998